Fair Value Estimation	6 Months Ended
Jun. 30, 2022
Disclosure of fair value measurement of assets [abstract]
Fair Value Estimation

3. Fair Value Estimation

The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2021 and June 30, 2022 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).
(ii)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).
(iii)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

As of December 31, 2021, the Group did not have any financial instruments measured at fair value.

As of June 30, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets
Financial assets at fair value through other comprehensive income (current)	163,450	167,223	-	330,673
Financial assets at fair value through other comprehensive income (non-current)	57,298	92,383	-	149,681
Total assets	220,748	259,606	-	480,354

3. Fair Value Estimation (continued)

There were no transfers between Levels 1, 2 and 3 during the periods.

Financial instruments in Level 1

The fair value of financial instruments identified as Level 1 are supported by quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Financial instruments in Level 2

The fair value of financial instruments identified as Level 2 is determined by the use of valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific measures. For these financial instruments, all significant inputs required as inputs to fair value are observable.

Financial instruments in Level 3

If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3. Level 3 instruments within the Group’s assets and liabilities include short-term investment in wealth management products measured at fair value through profit or loss and financial instruments with preferred rights.

Specific valuation techniques used to value financial instruments include:

•
Quoted market prices or dealer quotes for similar instruments;
•
Comparison of accreted purchase price at trade date to face value at maturity and comparison to prices of subsequent similar transactions;
•
A combination of observable and unobservable inputs, including expected rate of return, risk-free rate, expected volatility, discount rate for lack of marketability (“DLOM”), bond terms and conditions, current performance data, etc.

The following table presents the changes in Level 1 and 2 instruments of short-term and long-term investments for the six months ended June 30, 2021 and 2022.

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Opening balance	-	-
Additions	-	481,029
Settlements	-	-
Accrued interest (net of coupon interest received)	-	109
Discount Accreted	-	527
Change in fair value debited to other comprehensive income / (loss)*	-	(1,311)
Closing balance	-	480,354

*includes unrealised gains / (losses) recognized in other comprehensive income attributable to balances held at the end of the reporting period

3. Fair Value Estimation (continued)

The following table presents the changes in Level 3 instruments of short-term investment in wealth management products for the six months ended June 30, 2021 and 2022.

The valuation of financial instruments with preferred rights is set out in Note 20.

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Opening balance	13,068	-
Additions	42,500	41,000
Settlements	(55,706)	(41,140)
Investment income credited to profit or loss*	138	140
Closing balance	-	-

*includes investment income recognized in profit and loss during the reporting period

The carrying amounts of the Group’s other financial assets and liabilities, including cash and cash equivalents, other receivables, trade payable and other payables, approximate their fair values.